Document and Entity Information	9 Months Ended
Sep. 30, 2020
Cover [Abstract]
Entity Registrant Name	CANCER GENETICS, INC
Entity Central Index Key	0001349929
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false